Pacer Trendpilot European Index ETF
Schedule of Investments
January 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 97.2%
Austria - 0.7%
Andritz AG	558	$33,243
Erste Group Bank AG	2,622	99,055
OMV AG	1,142	56,924
Raiffeisen Bank International AG (a)	1,038	18,574
Telekom Austria AG	1,094	7,338
Verbund AG	528	44,802
voestalpine AG	924	30,537
		290,473
Belgium - 2.6%
Ackermans & van Haaren NV	180	31,095
Ageas SA/NV	1,472	71,628
Anheuser-Busch InBev SA/NV - ADR (b)	6,814	410,816
D'ieteren Group	180	34,226
Elia Group SA/NV	302	42,287
Etablissements Franz Colruyt NV	396	10,457
Groupe Bruxelles Lambert SA	802	68,374
KBC Groep NV	2,208	162,892
Proximus SADP	1,122	11,481
Sofina SA	124	29,334
Solvay SA	558	64,697
UCB SA	972	79,654
Umicore SA	1,642	61,818
Viohalco SA	520	2,640
		1,081,399
Finland - 4.1%
Elisa OYJ	1,152	65,600
Fortum Oyj	3,462	51,996
Huhtamaki OYJ	746	27,834
Kesko OYJ - Class B	2,170	50,414
Kojamo Oyj	1,566	24,005
Kone Oyj - Class B	3,150	171,362
Metso Outotec Oyj	4,856	55,511
Neste Oyj	3,338	159,054
Nokia Oyj - ADR (b)	44,099	209,911
Nordea Bank Abp	28,768	335,643
Orion OYJ - Class B	830	44,386
Sampo OYJ - Class A	3,924	205,491
Stora Enso Oyj - Class R	4,602	65,515
UPM-Kymmene Oyj	4,272	154,423
Valmet Oyj	1,340	41,911
Wartsila OYJ Abp	3,894	36,915
		1,699,971
France - 33.2%
Accor SA (a)	1,472	47,640
Aeroports de Paris (a)	228	35,259
Airbus SE - ADR	17,618	551,796
Air Liquide SA	4,040	641,505
ALD SA (c)	652	8,180
Alstom SA	2,424	71,679
Amundi SA (c)	462	30,136
Arkema SA	520	52,439
AXA SA	14,598	454,124
BioMerieux	350	35,524
BNP Paribas SA - ADR	16,864	578,773
Bollore SA	7,920	44,170
Bouygues SA	1,688	55,494
Bureau Veritas SA	2,282	65,098
Capgemini SE	1,284	242,746
Carrefour SA	4,734	89,910
Cie de Saint-Gobain	3,678	210,122
Cie Generale des Etablissements Michelin SCA	5,610	176,593
Credit Agricole SA	9,702	116,402
Danone SA	4,884	267,127
Dassault Aviation SA	190	32,368
Dassault Systemes SE	5,346	197,953
Edenred	1,990	108,149
Eiffage SA	594	63,259
Electricite de France SA	5,026	65,923
Engie SA	13,314	188,455
EssilorLuxottica SA	2,355	429,862
Eurazeo SE	388	27,101
Faurecia (a)	1,264	24,927
Getlink SE	3,660	61,793
Hermes International	246	458,522
Ipsen SA	274	28,715
JCDecaux SA (a)	586	13,238
Kering	586	363,447
La Francaise des Jeux SAEM (c)	698	29,784
Legrand SA	2,142	190,299
L'Oreal SA	1,952	802,263
LVMH Moet Hennessy Louis Vuitton SE - ADR	9,883	1,726,461
Neoen SA (c)	350	13,063
Orange SA	15,360	162,343
Pernod Ricard SA	1,611	332,589
Publicis Groupe SA	1,820	128,095
Remy Cointreau SA	198	37,153
Renault SA (a)	1,538	62,266
Rexel SA	1,924	42,377
Safran SA	2,792	400,054
Sanofi - ADR	17,250	847,665
Sartorius Stedim Biotech	190	65,871
Schneider Electric SE	4,207	678,360
SCOR SE	1,198	29,486
SEB SA	246	25,634
Societe Generale SA	6,072	180,079
Sodexo SA	698	69,069
SOITEC (a)	198	29,824
Somfy SA (d)	66	10,260
Teleperformance	462	128,077
Thales SA	802	105,848
TotalEnergies SE - ADR	18,688	1,159,404
Ubisoft Entertainment SA (a)	756	15,558
Valeo	1,934	42,019
Veolia Environnement SA	4,998	147,684
Vinci SA	3,918	441,448
Vivendi SE	5,582	59,823
Wendel SA	218	22,989
Worldline SA/France (a)(c)	1,962	88,604
		13,912,878
Germany - 23.9%
adidas AG - ADR (b)	2,609	208,850
Allianz SE	3,234	770,670
BASF SE	7,260	413,576
Bayer AG - ADR	30,952	482,232
Bayerische Motoren Werke AG	2,574	260,887
Bechtle AG	660	27,675
Beiersdorf AG	802	97,303
Brenntag SE	1,236	91,856
Carl Zeiss Meditec AG	294	42,174
Commerzbank AG (a)	8,336	94,838
Continental AG	868	60,695
Covestro AG (c)	1,416	64,839
CTS Eventim AG & Co. KGaA (a)	472	32,994
Daimler AG	6,676	494,618
Daimler Truck Holding AG (a)	3,366	112,598
Delivery Hero SE (a)(c)	1,528	91,729
Deutsche Bank AG	16,236	215,482
Deutsche Boerse AG	1,472	262,846
Deutsche Lufthansa AG (a)	4,790	50,569
Deutsche Post AG	7,666	328,195
Deutsche Telekom AG	26,882	597,644
Deutsche Wohnen SE	396	9,321
DWS Group GmbH & Co. KGaA (c)	274	9,812
E.ON SE	17,746	192,655
Evonik Industries AG	1,528	33,821
Evotec SE (a)	1,264	24,721
Fielmann AG	198	7,444
Fraport AG Frankfurt Airport Services Worldwide (a)	284	16,074
Fresenius Medical Care AG & Co KGaA - ADR	3,005	56,284
Fresenius SE & Co. KGaA	3,272	94,371
Fuchs Petrolub SE	274	9,055
GEA Group AG	1,312	58,979
Hannover Rueck SE	482	97,570
HeidelbergCement AG	1,160	79,196
Hella GmbH & Co. KGaA	180	15,117
HelloFresh SE (a)	1,312	31,636
Henkel AG & Co. KGaA	812	54,113
HOCHTIEF AG	170	10,734
Infineon Technologies AG	10,316	369,142
KION Group AG	632	25,332
Knorr-Bremse AG	528	34,533
Lanxess AG	690	34,221
LEG Immobilien SE	594	46,224
Merck KGaA	1,038	215,592
Metro AG (a)	1,048	10,277
MTU Aero Engines AG	426	105,963
Muenchener Rueckversicherungs-Gesellschaft AG	1,122	403,746
Nemetschek SE	434	23,058
Puma SE	802	54,371
Rational AG	38	24,870
Rheinmetall AG	350	81,427
RWE AG	5,054	224,173
SAP SE - ADR (b)	8,712	1,032,633
Sartorius AG	20	7,338
Scout24 SE (c)	624	36,212
Siemens AG - ADR	11,938	932,119
Siemens Energy AG	3,432	71,338
Siemens Healthineers AG	2,216	118,215
Sixt SE	104	12,878
Symrise AG	1,048	111,062
Talanx AG	426	21,007
Telefonica Deutschland Holding AG	7,186	21,124
ThyssenKrupp AG	3,952	30,857
Traton SE	406	6,991
Uniper SE	708	2,195
United Internet AG	868	20,090
Vantage Towers AG (b)	746	27,234
Varta AG (b)	114	3,448
Volkswagen AG	228	39,795
Vonovia SE	6,384	179,547
Wacker Chemie AG	124	18,664
Zalando SE (a) (c)	1,774	82,139
		10,030,988
Greece - 0.6%
Aegean Airlines SA (a)	294	2,078
Alpha Services and Holdings SA (a)	17,132	23,160
Athens Water Supply & Sewage Co SA	330	2,511
Autohellas Tourist and Trading SA	152	1,702
Ellaktor SA (a)	670	1,530
Eurobank Ergasias SA (a)	20,424	27,533
FF Group (a)(d)	1,259	6,570
GEK Terna Holding Real Estate Construction SA	416	5,635
Hellenic Petroleum Holdings SA	472	3,972
Hellenic Telecommunications Organization SA	1,736	27,309
Holding Co ADMIE IPTO SA	906	1,956
Jumbo SA	878	15,730
LAMDA Development (a)	558	3,804
Motor Oil Hellas Corinth Refineries SA	444	10,812
Mytilineos SA	822	21,179
National Bank of Greece SA (a)	4,376	20,675
OPAP SA	1,490	22,321
Piraeus Financial Holdings SA (a)	4,640	9,529
Public Power Corp SA (a)	1,716	13,618
Quest Holdings SA	218	1,247
Sarantis SA	256	2,143
Terna Energy SA	416	9,045
		234,059
Ireland - 0.8%
AIB Group PLC	8,354	34,875
Bank of Ireland Group PLC	7,308	77,748
Glanbia PLC	1,482	18,045
Kerry Group PLC	1,236	115,479
Kingspan Group PLC	1,208	77,220
		323,367
Italy - 6.0%
A2A SpA	12,220	18,320
Amplifon SpA	1,038	28,516
Assicurazioni Generali SpA	11,052	215,071
Banca Mediolanum SpA	1,924	18,336
Buzzi Unicem SpA	690	15,483
De' Longhi SpA	558	12,836
DiaSorin SpA	180	23,336
Enel SpA	62,286	365,046
Eni SpA - ADR (b)	9,538	294,724
FinecoBank Banca Fineco SpA	4,894	87,522
Hera SpA	6,300	18,020
Infrastrutture Wireless Italiane SpA (c)	2,820	30,795
Interpump Group SpA	642	33,348
Intesa Sanpaolo SpA	133,076	348,662
Italgas SpA	3,932	22,934
Leonardo SpA	3,206	32,951
Mediobanca Banca di Credito Finanziario SpA	5,196	55,675
Moncler SpA	1,632	101,485
Nexi SpA (a)(c)	6,072	53,205
Pirelli & C SpA (c)	3,924	19,564
Poste Italiane SpA (c)	3,660	38,938
Prysmian SpA	2,112	85,872
Recordati Industria Chimica e Farmaceutica SpA	784	34,204
Reply SpA	180	23,267
Snam SpA	17,858	90,742
Telecom Italia SpA (a)	86,018	24,678
Telecom Italia SpA - Savings Shares (a)	48,350	13,456
Terna Rete Elettrica Nazionale SpA	11,286	88,979
UniCredit SpA	15,718	305,597
UnipolSai Assicurazioni SpA	3,414	9,056
		2,510,618
Luxembourg - 0.8%
ArcelorMittal	4,188	129,122
Aroundtown SA	8,618	23,882
Eurofins Scientific	982	70,182
InPost SA (a)	1,632	15,695
RTL Group SA	312	15,107
SUSE SA (a)	322	6,221
Tenaris SA - ADR	1,751	62,073
		322,282
Netherlands - 16.3%
Aalberts Industries NV	774	36,393
ABN AMRO Group NV (c)	3,320	54,898
Adyen NV - ADR (a)	23,208	349,048
Aegon NV	14,200	77,743
Akzo Nobel NV	1,416	104,895
Argenx SE - ADR (a)	426	162,839
ASM International NV	368	123,301
ASML Holding NV	3,188	2,106,758
ASR Nederland NV	1,160	54,706
BE Semiconductor Industries NV	632	44,852
CNH Industrial NV	7,912	138,914
CTP NV (c)	538	7,756
Davide Campari-Milano NV	3,990	42,631
Euronext NV (c)	652	52,665
Exor NV (a)	830	65,762
Ferrari NV	962	239,391
Heineken Holding NV	850	69,906
Heineken NV	1,906	189,680
IMCD NV	454	71,591
ING Groep NV - ADR (b)	29,913	431,645
Iveco Group NV (a)	693	5,655
JDE Peet's NV	652	19,521
Just Eat Takeaway.com NV (a)(c)	1,472	37,527
Koninklijke Ahold Delhaize NV	8,110	241,447
Koninklijke DSM NV	1,396	178,628
Koninklijke KPN NV	26,100	89,124
Koninklijke Philips NV	7,100	122,079
Koninklijke Vopak NV	520	15,614
NN Group NV	2,386	103,290
OCI NV	774	26,287
Prosus NV	6,828	547,968
Qiagen NV (a)	1,764	85,626
Randstad Holding NV	878	56,011
Signify NV (c)	1,000	35,974
Stellantis NV	16,236	253,749
STMicroelectronics NV	5,074	237,802
Universal Music Group NV	5,988	152,786
Wolters Kluwer NV	2,076	226,030
		6,860,492
Portugal - 0.5%
EDP - Energias de Portugal SA	22,658	112,275
Galp Energia SGPS SA	4,122	56,351
Jeronimo Martins SGPS SA	2,208	47,865
		216,491
Spain - 7.5%
Acciona SA	180	35,028
ACS Actividades de Construccion y Servicios SA	1,698	50,100
Aena SME SA (a)(c)	566	84,607
Amadeus IT Holding SA (a)	3,414	214,154
Banco Bilbao Vizcaya Argentaria SA - ADR	48,213	340,384
Banco Santander SA - ADR	130,838	451,391
Bankinter SA	5,488	39,497
CaixaBank SA	34,472	152,415
Cellnex Telecom SA (c)	4,818	187,935
Corp ACCIONA Energias Renovables SA	454	18,519
EDP Renovaveis SA	1,924	41,718
Enagas SA	1,990	35,621
Endesa SA	2,538	50,410
Ferrovial SA	3,828	112,529
Fluidra SA	896	15,741
Grifols SA (a)	2,632	34,694
Iberdrola SA	47,766	557,973
Industria de Diseno Textil SA	8,420	261,981
Mapfre SA	7,920	15,886
Naturgy Energy Group SA	1,160	32,788
Red Electrica Corp. SA	3,452	60,946
Repsol SA	10,042	164,739
Siemens Gamesa Renewable Energy SA (a)(c)	1,802	35,361
Telefonica SA	40,798	154,660
		3,149,077
United Kingdom - 0.2%
Allfunds Group PLC	2,386	18,845
TechnipFMC PLC (a)(d)	4,120	57,260
		76,105
TOTAL COMMON STOCKS (Cost $36,146,283)		40,708,200

PREFERRED STOCKS - 1.2%
Germany - 1.2%
Bayerische Motoren Werke AG	482	45,457
Fuchs Petrolub SE	558	22,190
Henkel AG & Co. KGaA	1,358	96,553
Sartorius AG	198	88,319
Sixt SE	132	10,017
Volkswagen AG	1,614	222,736
		485,272
Spain - 0.0%
Grifols SA - Class B (e)	2,056	18,596
TOTAL PREFERRED STOCKS (Cost $487,063)		503,868

REAL ESTATE INVESTMENT TRUSTS - 0.6%
Belgium - 0.1%
Warehouses De Pauw CVA	1,142	36,079

France - 0.4%
Covivio	406	27,785
Gecina SA	416	49,115
Icade	264	12,502
Klepierre	1,500	37,930
Unibail-Rodamco-Westfield (a)	822	52,876
		180,208
Spain - 0.1%
Inmobiliaria Colonial Socimi SA	2,726	19,797
Merlin Properties Socimi SA	2,670	26,022
		45,819
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $228,800)		262,106

SHORT-TERM INVESTMENTS- 0.2%	Principal Amount
Money Market Deposit Accounts - 0.2%
U.S. Bank Money Market Deposit Account,3.300% (f)	$85,603	85,603
TOTAL SHORT-TERM INVESTMENTS (Cost $85,603)		85,603

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.8%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 4.53% (f)	2,429,637	2,429,637
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,429,637)		2,429,637

Total Investments (Cost $39,377,386) - 105.0%		43,989,414
Liabilities in Excess of Other Assets - (5.0)%		(2,108,172)
TOTAL NET ASSETS - 100.0%		$41,881,242

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2023. The total value of securities on loan is $2,411,988 or 5.8% of net assets.
(c)
Restriced security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At January 31, 2023, the market value of these securities total $1,093,723, which represents 2.6% of total net assets.

(d)	Value determined using significant unobservable inputs.
(e)	Less the 0.05%
(f)	The rate shown is as of January 31, 2023.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management.
This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 40,634,110	$ -	$ 74,090	$ -	$ 40,708,200
Preferred Stocks	503,868	-	-	-	503,868
Real Estate Investment Trusts	262,106	-	-	-	262,106
Short-Term Investments	85,603	-	-	-	85,603
Investments Purchased with Proceeds from Securities Lending	-	-	-	2,429,637	2,429,637
Total Investments in Securities	$ 41,485,687	$ -	$ 74,090	$ 2,429,637	$ 43,989,414
^ See the Schedules of Investments for country breakouts.

PTEU(a)	Balance as of 4/30/2022	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 1/31/2023
Common Stocks	$34,030	$21	$28,406	$12,557	$(923)	$-	$-	$74,091

The following is a summary of quantitative information about Level 3 Fair Value Measurements:
PTEU	Fair Value as of 1/31/2023	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Common Stocks	$6,570	Last Trade Price	Stale Data	4.8 EUR
Common Stocks	$57,260	US Line	Delisting	12.7842 EUR
Common Stocks	$10,260	Last Trade Price	Stale Data	143 EUR
(a) Table presents information for three securities: FF Group, which has been valued at 4.8 EUR, TechnipFMC PLC which has been valued between 5.6251 - 13.03 EUR, and Somfy SA, which has been valued between 142.8 - 157.2 EUR throughout the period.